Income Before Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Income Before Income Taxes [Line Items]
Non - PRC	$ (3,332)	$ (656)	$ (4,204)
PRC	29,131	15,438	25,245
Income before income taxes and loss from equity method investments	$ 25,799	$ 14,782	$ 21,041